TAXATION - Cash paid for income taxes, net of refunds (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
TAXATION
PRC taxes	¥ 751,930
Total income taxes paid, net	1,044,227
Vietnam
TAXATION
Non-PRC taxes	192,546
USA
TAXATION
Non-PRC taxes	83,041
Other jurisdictions
TAXATION
Non-PRC taxes	¥ 16,710